PGIM Laddered Fund of Buffer 20 ETF
Schedule of Investments  (unaudited)
as of July 31, 2024
Description	Shares	Value
Long-Term Investments 99.5%
Affiliated Exchange-Traded Funds
PGIM US Large-Cap Buffer 20 ETF - April*	48,022	$1,246,075
PGIM US Large-Cap Buffer 20 ETF - August*	48,272	1,239,866
PGIM US Large-Cap Buffer 20 ETF - December*	48,496	1,241,158
PGIM US Large-Cap Buffer 20 ETF - February*	46,544	1,239,834
PGIM US Large-Cap Buffer 20 ETF - January*	46,072	1,239,429
PGIM US Large-Cap Buffer 20 ETF - July*	48,312	1,239,217
PGIM US Large-Cap Buffer 20 ETF - June*	48,554	1,245,070
PGIM US Large-Cap Buffer 20 ETF - March*	47,266	1,243,706
PGIM US Large-Cap Buffer 20 ETF - May*	47,372	1,242,947
PGIM US Large-Cap Buffer 20 ETF - November*	48,662	1,241,723
PGIM US Large-Cap Buffer 20 ETF - October*	48,545	1,240,893
PGIM US Large-Cap Buffer 20 ETF - September*	48,388	1,238,559

Total Long-Term Investments (cost $14,748,033)		14,898,477

Short-Term Investment 0.5%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $71,651)	71,651	71,651

TOTAL INVESTMENTS 100.0% (cost $14,819,684)(wa)		14,970,128
Other assets in excess of liabilities 0.0%		317

Net Assets 100.0%		$14,970,445

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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